Offerings - Offering: 1	Oct. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	2.28
Maximum Aggregate Offering Price	$ 45,600,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,967.20
Offering Note	(1) Represents 20,000,000 shares of common stock, par value $0.0001 per share, reserved for issuance under the Stewards, Inc. 2024 Equity Incentive Plan (formerly the Favo Capital, Inc. 2024 Incentive Plan). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock that may become issuable under the Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction. Those additional shares are not included in the amount registered for purposes of calculating the registration fee.

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high ($2.40) and low ($2.16) prices of the Registrant’s common stock as reported on The Nasdaq Capital Market on October 1, 2026, a date within five business days prior to the filing of this registration statement. The fee rate is the Section 6(b) rate in effect on the filing date, $87.00 per $1,000,000 of the maximum aggregate offering price.